SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of estimated useful lives of property and equipment

Computer equipment and application software	2 – 3 years
Furniture and vehicles	5 years

Summary of disaggregation of revenue

	Years ended December 31,
	2018	2019	2020
Automobile sales	$420,005	$332,634	$32,996
Used car financing income	2,317	—	—
Others	9,082	2,063	164
Total	$431,404	$334,697	$33,160

Summary of effect on consolidated balance sheet as a result of adopting ASC 842

	As of December 31,	Effect of	As of January 1,
	2018	Adoption	2019
Right-of-use assets	$—	$5,141	$5,141
Lease liabilities - current	—	(1,760)	(1,760)
Lease liabilities - non-current	—	(1,975)	(1,975)
Prepaid expenses and other current assets	38,714	(1,422)	37,292
Accrued expenses and other current liabilities	(10,644)	16	(10,628)